Basis of Presentation and Summary of Significant Accounting Policies - Property, plant and equipment, net (Details)	12 Months Ended
Dec. 31, 2020
Computers and Peripheral Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years